Stock-Based Compensation and Benefit Plans - Plan Details (Details) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 12, 2014	Feb. 28, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock-Based Compensation and Benefit Plans (Textual)
Share-based compensation expense			$ 70,906	$ 46,510	$ 316,176	$ 700,715
Share-based compensation, costs not yet recognized		$ 117,000
Options granted					2,004,420	330,470
Options outstanding					2,704,587	827,543	614,042
Directors, officers and business consultants
Stock-Based Compensation and Benefit Plans (Textual)
Options outstanding					1,750,000
Stock options
Stock-Based Compensation and Benefit Plans (Textual)
Options granted			465,000		2,004,420	330,470
Options granted, minimum exercise price			$ 0.75
Options granted, maximum exercise price			$ 1.50
Options granted, fair value			$ 84,732		$ 339,671	$ 306,189
Stock options | Executive
Stock-Based Compensation and Benefit Plans (Textual)
Vesting percentage on grant date			33.33%
Vesting percentage on first anniversary of grant date			33.33%
Options granted			295,000
Options granted, fair value					339,671
Stock options | Directors, officers and business consultants
Stock-Based Compensation and Benefit Plans (Textual)
Options outstanding			2,055,000
Stock options | Director
Stock-Based Compensation and Benefit Plans (Textual)
Vesting percentage on grant date			100.00%
Options granted			40,000
Employee stock options
Stock-Based Compensation and Benefit Plans (Textual)
Share-based compensation expense		$ 119,000
Share-based compensation, costs not yet recognized			$ 170,340		$ 178,934
2010 EIP
Stock-Based Compensation and Benefit Plans (Textual)
Number of shares of common stock reserved for issuance under the plan			625,000		625,000
2010 EIP | Stock options
Stock-Based Compensation and Benefit Plans (Textual)
Options granted						330,470
Options granted, minimum exercise price						$ 4.00
Options granted, maximum exercise price						$ 9.00
Options granted, fair value						$ 306,000
2010 EIP | Stock options | Executive
Stock-Based Compensation and Benefit Plans (Textual)
Vesting percentage on grant date						100.00%
Options granted						250,000
2010 EIP | Employee stock options
Stock-Based Compensation and Benefit Plans (Textual)
Options outstanding			169,328		255,167
2010 EIP | Minimum | Stock options
Stock-Based Compensation and Benefit Plans (Textual)
Options granted, minimum exercise price		$ 4.00
2014 EIP
Stock-Based Compensation and Benefit Plans (Textual)
Number of shares authorized under EIP	1,524,327
Maximum number of common shares granted per individual in any one year	100,000
2014 EIP | Nonemployee Directors
Stock-Based Compensation and Benefit Plans (Textual)
Vesting percentage on grant date	50.00%
Vesting percentage on first anniversary of grant date	50.00%
2014 EIP | Stock options
Stock-Based Compensation and Benefit Plans (Textual)
Equity award expiration period	5 years
Options outstanding			643,812		698,420
2014 EIP | Incentive stock options
Stock-Based Compensation and Benefit Plans (Textual)
Discretionary incentives of common shares that may be granted to new employees each fiscal year	100,000
2014 EIP | Maximum | Stock options
Stock-Based Compensation and Benefit Plans (Textual)
Equity award expiration period	10 years
2014 EIP | Maximum | Employee stock options
Stock-Based Compensation and Benefit Plans (Textual)
Vesting period	3 years
2014 EIP | Minimum | Employee stock options
Stock-Based Compensation and Benefit Plans (Textual)
Vesting period	2 years				2 years